JPMorgan Small Cap Blend Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 3.4%
AeroVironment, Inc. *	43	13,394
Cadre Holdings, Inc.	203	7,419
Firefly Aerospace, Inc. *	68	2,005
Hexcel Corp.	63	3,939
Karman Holdings, Inc. *	105	7,571
Kratos Defense & Security Solutions, Inc. *	37	3,360
Moog, Inc., Class A	35	7,199
VSE Corp.	46	7,706
		52,593
Automobile Components — 2.2%
Dorman Products, Inc. *	26	4,087
LCI Industries	64	5,966
Modine Manufacturing Co. *	78	11,108
Patrick Industries, Inc.	68	7,008
Visteon Corp.	43	5,120
		33,289
Banks — 11.0%
Ameris Bancorp	105	7,715
Associated Banc-Corp.	167	4,300
BancFirst Corp.	77	9,671
Camden National Corp.	242	9,320
City Holding Co.	42	5,188
Columbia Banking System, Inc.	359	9,245
First Commonwealth Financial Corp.	450	7,672
First Merchants Corp.	218	8,206
Heritage Commerce Corp.	545	5,415
Independent Bank Corp.	333	10,306
NBT Bancorp, Inc.	183	7,661
Old National Bancorp	610	13,384
Provident Financial Services, Inc.	634	12,222
QCR Holdings, Inc.	115	8,690
ServisFirst Bancshares, Inc.	36	2,884
Simmons First National Corp., Class A	478	9,161
SOUTHSTATE BANK Corp.	133	13,196
TriCo Bancshares	176	7,800
WesBanco, Inc.	260	8,316
WSFS Financial Corp.	150	8,100
		168,452
Beverages — 0.3%
Primo Brands Corp.	199	4,398
Biotechnology — 7.1%
Alkermes plc *	197	5,907
Apogee Therapeutics, Inc. *	159	6,308
Arcellx, Inc. *	104	8,545
Biohaven Ltd. *	174	2,616

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Caris Life Sciences, Inc. *	120	3,632
Cytokinetics, Inc. *	106	5,808
Disc Medicine, Inc. *	104	6,895
Dyne Therapeutics, Inc. *	434	5,496
Newamsterdam Pharma Co. NV (Netherlands) * (a)	185	5,261
Nuvalent, Inc., Class A *	76	6,614
REGENXBIO, Inc. *	440	4,243
Revolution Medicines, Inc. *	124	5,769
Rhythm Pharmaceuticals, Inc. *	85	8,550
Sionna Therapeutics, Inc. * (a)	282	8,301
Twist Bioscience Corp. *	116	3,268
Ultragenyx Pharmaceutical, Inc. *	105	3,167
uniQure NV (Netherlands) * (a)	128	7,447
Vaxcyte, Inc. *	98	3,546
Viking Therapeutics, Inc. * (a)	70	1,837
Xenon Pharmaceuticals, Inc. (Canada) *	141	5,644
		108,854
Broadline Retail — 0.5%
Global-e Online Ltd. (Israel) *	83	2,980
Ollie's Bargain Outlet Holdings, Inc. *	37	4,763
		7,743
Building Products — 2.1%
AAON, Inc. (a)	55	5,112
AZZ, Inc.	62	6,732
Hayward Holdings, Inc. *	535	8,099
Simpson Manufacturing Co., Inc.	37	6,207
UFP Industries, Inc.	65	6,056
		32,206
Capital Markets — 3.5%
Donnelley Financial Solutions, Inc. *	192	9,863
Evercore, Inc., Class A	21	6,993
Hamilton Lane, Inc., Class A	82	11,131
Piper Sandler Cos.	32	11,049
StoneX Group, Inc. *	69	6,977
Virtus Investment Partners, Inc.	37	7,004
		53,017
Chemicals — 2.1%
Avient Corp.	207	6,808
Hawkins, Inc.	14	2,531
HB Fuller Co.	164	9,706
Innospec, Inc.	73	5,656
Quaker Chemical Corp.	60	7,929
		32,630
Commercial Services & Supplies — 1.2%
ACV Auctions, Inc., Class A *	352	3,486

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Casella Waste Systems, Inc., Class A *	101	9,588
MSA Safety, Inc.	32	5,553
		18,627
Communications Equipment — 0.6%
Ciena Corp. *	68	9,860
Construction & Engineering — 0.5%
Primoris Services Corp.	12	1,716
Valmont Industries, Inc.	14	5,327
		7,043
Construction Materials — 0.7%
Eagle Materials, Inc.	32	7,583
James Hardie Industries plc, ADR *	150	2,876
		10,459
Consumer Finance — 0.5%
Figure Technology Solutions, Inc., Class A * (a)	59	2,142
FirstCash Holdings, Inc.	13	1,960
Upstart Holdings, Inc. * (a)	56	2,855
		6,957
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The) *	141	8,214
Containers & Packaging — 0.2%
Myers Industries, Inc.	147	2,496
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	49	5,340
Graham Holdings Co., Class B	8	8,991
		14,331
Diversified REITs — 0.5%
Essential Properties Realty Trust, Inc.	239	7,099
Electric Utilities — 0.8%
IDACORP, Inc.	45	5,925
Portland General Electric Co.	150	6,614
		12,539
Electrical Equipment — 1.6%
Bloom Energy Corp., Class A *	51	4,320
NEXTracker, Inc., Class A *	155	11,492
NuScale Power Corp. *	100	3,578
Vicor Corp. *	101	5,016
		24,406
Electronic Equipment, Instruments & Components — 5.2%
Fabrinet (Thailand) *	41	14,831
Ingram Micro Holding Corp. (a)	600	12,891
Insight Enterprises, Inc. *	81	9,159

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Knowles Corp. *	222	5,175
Littelfuse, Inc.	20	5,278
Napco Security Technologies, Inc.	119	5,133
OSI Systems, Inc. *	16	3,965
Plexus Corp. *	43	6,237
Ralliant Corp.	137	5,976
Sanmina Corp. *	10	1,197
ScanSource, Inc. *	246	10,804
		80,646
Energy Equipment & Services — 1.2%
Cactus, Inc., Class A	130	5,146
Kodiak Gas Services, Inc.	139	5,147
TechnipFMC plc (United Kingdom)	87	3,426
Weatherford International plc	74	5,061
		18,780
Financial Services — 2.2%
PennyMac Financial Services, Inc.	143	17,637
Radian Group, Inc.	324	11,749
Remitly Global, Inc. *	247	4,030
		33,416
Food Products — 0.7%
Dole plc	430	5,780
Freshpet, Inc. *	35	1,921
Utz Brands, Inc.	256	3,114
		10,815
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	62	8,364
ONE Gas, Inc. (a)	122	9,835
Southwest Gas Holdings, Inc.	61	4,775
		22,974
Ground Transportation — 0.6%
Marten Transport Ltd.	424	4,522
Saia, Inc. *	15	4,390
		8,912
Health Care Equipment & Supplies — 3.4%
Glaukos Corp. *	60	4,898
ICU Medical, Inc. *	43	5,088
Inmode Ltd. *	346	5,161
Integer Holdings Corp. *	34	3,546
iRhythm Technologies, Inc. *	49	8,463
Lantheus Holdings, Inc. *	74	3,789
LivaNova plc *	179	9,366
Merit Medical Systems, Inc. *	51	4,205

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
PROCEPT BioRobotics Corp. * (a)	66	2,345
TransMedics Group, Inc. *	44	4,958
		51,819
Health Care Providers & Services — 2.5%
Concentra Group Holdings Parent, Inc.	305	6,384
Encompass Health Corp.	74	9,455
Ensign Group, Inc. (The)	59	10,208
HealthEquity, Inc. *	48	4,570
Hims & Hers Health, Inc. * (a)	74	4,183
Hinge Health, Inc., Class A *	78	3,819
		38,619
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	60	2,538
Sabra Health Care REIT, Inc.	362	6,740
		9,278
Health Care Technology — 0.7%
Evolent Health, Inc., Class A *	424	3,589
HeartFlow, Inc. * (a)	49	1,657
Waystar Holding Corp. *	130	4,927
		10,173
Hotel & Resort REITs — 0.3%
RLJ Lodging Trust	696	5,011
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	89	7,713
First Watch Restaurant Group, Inc. *	277	4,339
Life Time Group Holdings, Inc. *	232	6,405
Planet Fitness, Inc., Class A *	62	6,427
Sportradar Group AG, Class A (Switzerland) *	168	4,509
Wingstop, Inc.	10	2,455
Wyndham Hotels & Resorts, Inc.	73	5,798
		37,646
Household Durables — 1.1%
La-Z-Boy, Inc.	124	4,262
M/I Homes, Inc. *	56	8,153
Meritage Homes Corp.	54	3,880
		16,295
Household Products — 0.4%
Reynolds Consumer Products, Inc.	232	5,672
Industrial REITs — 0.7%
Terreno Realty Corp.	200	11,370
Insurance — 1.6%
Lemonade, Inc. * (a)	58	3,125

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Safety Insurance Group, Inc.	134	9,441
Selective Insurance Group, Inc.	150	12,159
		24,725
Interactive Media & Services — 1.3%
Angi, Inc. *	281	4,561
Cars.com, Inc. *	190	2,327
IAC, Inc. *	263	8,965
MediaAlpha, Inc., Class A *	373	4,247
		20,100
IT Services — 0.3%
DigitalOcean Holdings, Inc. *	130	4,455
Leisure Products — 0.3%
YETI Holdings, Inc. *	135	4,494
Life Sciences Tools & Services — 0.1%
Bruker Corp.	61	1,989
Machinery — 4.5%
Atmus Filtration Technologies, Inc.	160	7,202
Enpro, Inc.	31	6,915
Esab Corp.	61	6,819
ITT, Inc.	37	6,575
JBT Marel Corp.	48	6,755
Kadant, Inc.	18	5,518
Mueller Industries, Inc.	87	8,792
SPX Technologies, Inc. *	58	10,780
Tennant Co.	74	6,006
Toro Co. (The)	53	4,071
		69,433
Media — 1.0%
John Wiley & Sons, Inc., Class A	228	9,237
Magnite, Inc. *	100	2,164
Stagwell, Inc. *	658	3,706
		15,107
Multi-Utilities — 0.5%
Unitil Corp.	153	7,345
Office REITs — 0.9%
COPT Defense Properties	241	6,986
Highwoods Properties, Inc.	225	7,162
		14,148
Oil, Gas & Consumable Fuels — 2.2%
Chord Energy Corp.	47	4,675
CNX Resources Corp. *	225	7,236
Gulfport Energy Corp. *	22	3,999

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A	362	8,634
Matador Resources Co.	220	9,883
		34,427
Passenger Airlines — 0.5%
Joby Aviation, Inc. * (a)	462	7,450
Personal Care Products — 0.3%
Interparfums, Inc.	51	5,059
Pharmaceuticals — 0.9%
Crinetics Pharmaceuticals, Inc. *	141	5,856
LB Pharmaceuticals, Inc. *	143	2,261
Prestige Consumer Healthcare, Inc. *	91	5,693
		13,810
Professional Services — 1.3%
CBIZ, Inc. *	66	3,498
ExlService Holdings, Inc. *	117	5,153
UL Solutions, Inc., Class A	13	889
Verra Mobility Corp. *	405	10,009
		19,549
Residential REITs — 0.7%
Centerspace	80	4,696
Independence Realty Trust, Inc.	414	6,788
		11,484
Retail REITs — 1.2%
Kite Realty Group Trust	474	10,574
Tanger, Inc.	249	8,421
		18,995
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan) *	237	6,925
Credo Technology Group Holding Ltd. *	107	15,619
Diodes, Inc. *	30	1,605
MACOM Technology Solutions Holdings, Inc. *	32	3,913
MKS, Inc.	25	3,111
Onto Innovation, Inc. *	31	4,020
Rambus, Inc. *	98	10,208
Synaptics, Inc. *	85	5,795
		51,196
Software — 5.6%
Agilysys, Inc. *	36	3,759
Alkami Technology, Inc. * (a)	149	3,698
BlackLine, Inc. *	160	8,519
Box, Inc., Class A *	181	5,844
Braze, Inc., Class A *	123	3,500
Clear Secure, Inc., Class A	132	4,397

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Clearwater Analytics Holdings, Inc., Class A *	387	6,984
Commvault Systems, Inc. *	33	6,295
Confluent, Inc., Class A *	121	2,397
D-Wave Quantum, Inc. (Canada) * (a)	103	2,535
Freshworks, Inc., Class A *	543	6,389
Gitlab, Inc., Class A *	69	3,115
JFrog Ltd. *	180	8,535
SentinelOne, Inc., Class A *	252	4,433
Varonis Systems, Inc. *	113	6,475
Vertex, Inc., Class A *	223	5,529
Workiva, Inc. *	38	3,269
		85,673
Specialized REITs — 0.4%
Rayonier, Inc.	220	5,828
Specialty Retail — 2.7%
Arhaus, Inc. *	314	3,343
Floor & Decor Holdings, Inc., Class A *	45	3,317
Group 1 Automotive, Inc.	24	10,330
Lithia Motors, Inc., Class A	19	5,960
Petco Health & Wellness Co., Inc. *	561	2,171
Urban Outfitters, Inc. *	95	6,802
Warby Parker, Inc., Class A *	337	9,287
		41,210
Technology Hardware, Storage & Peripherals — 0.4%
IonQ, Inc. * (a)	101	6,221
Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	120	9,519
Levi Strauss & Co., Class A	48	1,116
Wolverine World Wide, Inc.	211	5,797
		16,432
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc.	49	12,928
McGrath RentCorp	59	6,936
Rush Enterprises, Inc., Class A	136	7,261
WESCO International, Inc.	29	6,128
		33,253
Water Utilities — 0.4%
American States Water Co.	87	6,404
Total Common Stocks (Cost $1,223,552)		1,495,426
Short-Term Investments — 5.4%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $45,565)	45,548	45,567

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $37,567)	37,567	37,567
Total Short-Term Investments (Cost $83,132)		83,134
Total Investments — 102.8% (Cost $1,306,684)		1,578,560
Liabilities in Excess of Other Assets — (2.8)%		(42,923)
NET ASSETS — 100.0%		1,535,637

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $36,307.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,578,560	$—	$—	$1,578,560

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$33,561	$81,172	$69,168	$2	$—	$45,567	45,548	$277	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	29,338	79,972	71,745	2	— (c)	37,567	37,567	307	—
Total	$62,899	$161,144	$140,913	$4	$— (c)	$83,134		$584	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
(c)	Amount rounds to less than one thousand.